Fees Summary	Sep. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,082,000
Previously Paid Amount	0.00
Total Fee Amount	624.95
Total Offset Amount	0.00
Net Fee	624.95
Narrative - Max Aggregate Offering Price	$ 4,082,000
Final Prospectus	true